Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of name of related parties and relationships
Related Party	Relationship
Dmedia Holding LP ("Dmedia")	23.45% stockholder
Well Thrive Limited ("WTL")	Stockholder
Sheng-Chun Chang	Stockholder
Louis Giordimaina	CEO of Aerkomm
Y. Tristan Kuo	CFO of Aerkomm and Aircom
Jeffrey Wun	Stockholder and CTO of Aerkomm and CEO of Aircom
Yih Lieh (Giretsu) Shih	President of Aircom Japan
EE Square Japan ("EESQUARE JP")	Yih Lieh (Giretsu) Shih is the Director
Wealth Wide Int'l Ltd. ("WWI")	Bunny Wu, a shareholder, is the Chairman
AA Twin Associates Ltd. ("AATWIN")	Georges Caldironi, COO of Aerkomm, is sole owner
WISD Intellectual Property Agency, Ltd. ("WISD")	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director

Schedule of significant related party transactions

	March 31,	December 31,
	2020	2019	2018
	(Unaudited)
Other receivable from
Sheng-Chun Chang[1]	$264,463	$-	$-
EESQAURE JP2	3,720	920	-
	$268,183	$920	$-
Temporary deposit to Bummy Wu3	$-	$-	$100,067
Short-term loan from WTL[4]	$2,119,669	$-	$-
Lease liability - current to WWI[5]	$11,456	$22,632	$-
Other payable to:
AATWIN[6]	$60,907	$-	$-
Louis Giordimaina[7]	39,720	3,366	6,071
Jeffrey Wun[7]	14,256	7,510	46,236
Y. Tristan Kuo[7]	6,593	4,799	3,787
Yih Lieh (Giretsu) Shih[7]	2,737	-	15,497
Others[7]	25,756	15,296	102,263
Total	$149,969	$30,971	$173,854

1.	Represents temporary payment to Sheng-Chun Chang, fully received on April 1, 2020.

2.	Represents receivable from EESQAURE due to Japan office sublease agreement on March 1, 2019. The monthly rent is ¥100,000 (approximately $920) and will be expired March 4, 2021.

3.	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.

4.	Represents short-term loan from WTL due to operation needs. The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. The Company has repaid $2.53M (NTD 76,000,000) of the outstanding loan amount as of July 6, 2020.

5.	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.

6.	Represents payable to AATWIN due to consulting agreement on January 1, 2019. The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.

7.	Represents payable to employees as a result of regular operating activities.

Schedule of expenses paid by related party

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Consulting expense charged by AATWIN	$50,111	$-	$-	$-
Interest expense charged by WTL	3,987	-	-	-
Rental income charged from EESQAURE JP	2,754	-	9,173	-
Interest expense charged by Dmedia	-	298	1,744	3,116
Consulting fee paid to Louis Giordimaina	-	-	-	222,246
Legal fee paid to WISD	-	-	-	10,779